Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant under the stock incentive plan (in shares)	46,000,000
Fair value of shares vested	$ 208	$ 180	$ 198
Stock-based compensation expense	232	224	202
Stock-based compensation expense on an after tax basis	173	$ 167	$ 152
Unrecognized compensation cost related to nonvested share-based arrangements	$ 169
Period for recognition of unrecognized compensation cost related to nonvested share-based arrangements	1 year 9 months 18 days
Outstanding Options, Shares (in shares)	2,048,247
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 46.49
Exercisable Options, Shares (in shares)	2,048,247
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 46.49
$40.01—$45.00
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Options, Shares (in shares)	299,092
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 44.30
Exercisable Options, Shares (in shares)	299,092
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 44.30
$45.01—$50.00
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Options, Shares (in shares)	0
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 0
Exercisable Options, Shares (in shares)	0
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 0
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option grants exercisable period	10 years
Stock and unit awards vesting period	3 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock and unit awards vesting period	5 years